Vessel revenue - Terms of time chartered vessels (Details)	1 Months Ended						12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel
Disclosure of maturity analysis of operating lease payments [line items]
Number Of Time Charter-Out Agreements | vessel	14						14
Vessels | LR2 | STI Gratitude
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease						3 years	3 years
Operating leases daily rate receivable	$ 28,000						$ 28,000
Term of first extension						$ 31,000
Term of second extension						$ 33,000
Vessels | LR2 | STI Guard
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				5 years			5 years
Operating leases daily rate receivable	28,000			$ 28,000			$ 28,000
Term of option to convert				3 years
Daily rate of modification option				$ 30,000
Term of modification				30 months
Vessels | LR2 | STI Gladiator
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years
Operating leases daily rate receivable	28,000						$ 28,000
Vessels | LR2 | STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years
Operating leases daily rate receivable	28,000						$ 28,000
Vessels | LR2 | STI Goal
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease			3 years				3 years
Operating leases daily rate receivable	30,000		$ 30,000				$ 30,000
Term of first extension			32,000
Term of second extension			$ 34,000
Vessels | LR2 | STI Lombard
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease		3 years					3 years
Operating leases daily rate receivable	32,750	$ 32,750					$ 32,750
Term of first extension		34,750
Term of second extension		$ 36,750
Vessels | LR2 | STI Gauntlet
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years
Operating leases daily rate receivable	32,750						$ 32,750
Vessels | LR2 | STI Lavender
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years
Operating leases daily rate receivable	$ 35,000						$ 35,000
Vessels | LR2 | STI Grace
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease	3 years						3 years
Operating leases daily rate receivable	$ 37,500						$ 37,500
Daily rate, period one	47,000						47,000
Daily rate period two	28,000						28,000
Daily rate period three	37,500						$ 37,500
Vessels | LR2 | STI Gladiator And STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years
Operating leases daily rate receivable				$ 28,000
Term of first extension				31,000
Term of second extension				$ 33,000
Vessels | MR | STI Marshall
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years			3 years
Operating leases daily rate receivable	23,000			$ 23,000			$ 23,000
Term of first extension				24,000
Term of second extension				25,000
Term of third extension				$ 26,000
Vessels | MR | STI Magnetic
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years			3 years
Operating leases daily rate receivable	23,000			$ 23,000			$ 23,000
Term of first extension				24,500
Term of second extension				26,000
Daily rate, period one				30,000
Daily rate period two				20,000
Daily rate period three				$ 19,000
Vessels | MR | STI Miracle
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years			3 years
Operating leases daily rate receivable	21,000			$ 21,000			$ 21,000
Term of first extension				22,500
Term of second extension				24,000
Term of third extension				19,000
Daily rate, period one				30,000
Daily rate period two				$ 20,000
Vessels | MR | STI Memphis
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease					3 years		3 years
Operating leases daily rate receivable	21,000				$ 21,000		$ 21,000
Term of first extension					22,500
Term of second extension					24,000
Daily rate, period one					30,000
Daily rate period two					20,000
Daily rate period three					$ 19,000
Vessels | MR | STI Duchessa
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years
Operating leases daily rate receivable	$ 25,000						$ 25,000